Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s

Leasehold Improvements
At cost	11,456	12,035
Accumulated depreciation and impairment	(9,690)	(8,771)
	1,766	3,264
Plant, furniture, fittings and motor vehicles
At cost	24,850	25,666
Accumulated depreciation	(23,579)	(25,167)
	1,271	499

Total property, plant and equipment	3,037	3,763

Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ$000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ$000’s
Year ended 31 January 2020
Balance at the beginning of year	3,264	499	3,763
Additions	191	1,103	1,294
Disposals	(28)	(324)	(352)
Depreciation expense	(461)	(877)	(1,338)
Reclassification	(1,070)	1,120	50
Impairment loss	(213)	(278)	(491)
Adjustment to make good asset	14	-	14
Foreign exchange movements	69	28	97
Balance at the end of the year	1,766	1,271	3,037

Year ended 31 January 2019
Balance at the beginning of year	2,728	2,013	4,741
Additions	1,501	1,084	2,585
Disposals	(105)	(2,736)	(2,841)
Depreciation expense	(982)	(1,170)	(2,152)
Impairment loss	-	(239)	(239)
Foreign exchange movements	122	1,547	1,669
Balance at the end of the year	3,264	499	3,763